UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

Deutsche Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2015 (Unaudited)

Deutsche Science and Technology Fund
	Shares	Value ($)
Common Stocks 95.6%
Consumer Discretionary 2.3%
Internet & Catalog Retail
Amazon.com, Inc.*	20,670	7,328,135
Netflix, Inc.*	10,383	4,587,209
The Priceline Group, Inc.*	3,245	3,275,763

		15,191,107
Financials 1.6%
Real Estate Investment Trusts
American Tower Corp. (REIT)	110,258	10,689,513
Health Care 8.0%
Biotechnology 3.9%
Biogen Idec, Inc.*	13,112	5,102,666
BioMarin Pharmaceutical, Inc.*	35,724	3,470,944
Celgene Corp.*	47,658	5,678,927
Gilead Sciences, Inc.*	67,394	7,064,913
Medivation, Inc.*	38,762	4,218,081

		25,535,531
Health Care Equipment & Supplies 1.5%
Thoratec Corp.*	118,485	4,252,427
Zeltiq Aesthetics, Inc.* (a)	176,583	5,687,738

		9,940,165
Health Care Providers & Services 1.8%
Centene Corp.*	78,891	8,611,741
HCA Holdings, Inc.*	48,636	3,443,429

		12,055,170
Health Care Technology 0.8%
Cerner Corp.*	84,515	5,607,570
Industrials 1.3%
Construction & Engineering 0.5%
Primoris Services Corp.	153,357	2,880,045
Electrical Equipment 0.6%
Acuity Brands, Inc.	26,809	4,018,401
Machinery 0.2%
Altra Industrial Motion Corp.	57,606	1,471,833
Information Technology 80.0%
Communications Equipment 6.4%
Aruba Networks, Inc.*	141,332	2,343,285
Cisco Systems, Inc.	813,015	21,435,140
Finisar Corp.* (a)	137,931	2,502,068
Infinera Corp.*	144,478	2,328,985
Palo Alto Networks, Inc.*	43,685	5,521,347
QUALCOMM, Inc.	136,286	8,512,424

		42,643,249
Electronic Equipment, Instruments & Components 1.2%
Cognex Corp.*	80,326	2,951,981
TE Connectivity Ltd.	77,744	5,161,424

		8,113,405
Internet Software & Services 15.8%
Akamai Technologies, Inc.*	106,919	6,217,875
Alibaba Group Holding Ltd. (ADR)* (a)	43,330	3,859,836
Baidu, Inc. (ADR)*	45,495	9,914,270
Cornerstone OnDemand, Inc.* (a)	67,844	2,235,460
eBay, Inc.*	76,860	4,073,580
Facebook, Inc. "A"*	267,196	20,282,848
Google, Inc. "A"*	38,865	20,891,881
Google, Inc. "C"*	39,513	21,120,489
IAC/InterActiveCorp.	52,124	3,176,958
LinkedIn Corp. "A"*	23,647	5,314,427
Saba Software, Inc.*	109,988	1,060,284
Yahoo!, Inc.*	99,765	4,388,662
Yelp, Inc.* (a)	43,444	2,279,507

		104,816,077
IT Services 10.3%
Accenture PLC "A"	45,447	3,818,911
Alliance Data Systems Corp.*	29,475	8,513,264
Cardtronics, Inc.*	89,086	2,994,180
Cognizant Technology Solutions Corp. "A"*	183,066	9,909,363
Fidelity National Information Services, Inc.	177,443	11,077,767
MasterCard, Inc. "A"	78,702	6,455,925
MAXIMUS, Inc.	57,146	3,184,175
VeriFone Systems, Inc.*	137,636	4,320,394
Virtusa Corp.*	84,223	3,154,994
Visa, Inc. "A"	59,333	15,124,575

		68,553,548
Semiconductors & Semiconductor Equipment 16.7%
Applied Materials, Inc.	197,791	4,517,546
Avago Technologies Ltd.	121,586	12,508,768
Broadcom Corp. "A"	135,571	5,752,955
Cavium, Inc.*	132,260	7,778,211
Integrated Device Technology, Inc.*	262,617	4,803,265
Intel Corp.	287,470	9,498,009
Lam Research Corp.	120,804	9,234,258
MA-COM Technology Solutions Holdings, Inc.*	105,582	3,432,471
Mellanox Technologies Ltd.*	46,422	2,043,496
Micron Technology, Inc.*	223,592	6,543,420
Monolithic Power Systems, Inc.	144,221	6,849,055
NXP Semiconductors NV*	122,214	9,696,459
Qorvo, Inc.*	112,561	8,314,881
Skyworks Solutions, Inc.	122,578	10,180,103
Texas Instruments, Inc.	187,158	10,003,595

		111,156,492
Software 17.6%
Adobe Systems, Inc.*	117,354	8,230,036
Autodesk, Inc.*	136,397	7,366,120
Cadence Design Systems, Inc.* (a)	434,085	7,809,189
Check Point Software Technologies Ltd.* (a)	94,437	7,287,703
Imperva, Inc.* (a)	46,000	1,920,960
Intuit, Inc.	99,532	8,641,368
Microsoft Corp.	278,817	11,264,207
Oracle Corp.	589,631	24,699,643
Proofpoint, Inc.* (a)	86,245	4,312,250
PTC, Inc.*	58,169	1,943,426
Red Hat, Inc.*	135,257	8,628,044
Salesforce.com, Inc.*	164,388	9,279,703
ServiceNow, Inc.*	41,281	3,009,385
Ultimate Software Group, Inc.*	33,164	4,908,604
Verint Systems, Inc.*	70,032	3,738,308
Workday, Inc. "A"*	43,299	3,440,538

		116,479,484
Technology Hardware, Storage & Peripherals 12.0%
Apple, Inc.	422,238	49,469,404
EMC Corp.	285,067	7,391,787
Hewlett-Packard Co.	294,628	10,644,910
Nimble Storage, Inc.* (a)	125,773	2,821,089
Western Digital Corp.	93,397	9,080,990

		79,408,180
Materials 1.1%
Chemicals
Ecolab, Inc.	72,180	7,490,119
Telecommunication Services 1.3%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	73,834	8,616,428

Total Common Stocks (Cost $475,283,275)		634,666,317
Other Investments 0.3%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	1,114,150
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	35,836
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	356,500
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	1,680
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	491,259

Total Other Investments (Cost $14,241,968)		1,999,425
Exchange-Traded Fund 1.0%
iShares Nasdaq Biotechnology Index Fund (a) (Cost $6,332,277)	21,155	6,804,506
Securities Lending Collateral 4.9%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $32,788,286)	32,788,286	32,788,286
Cash Equivalents 2.5%
Central Cash Management Fund, 0.06% (c) (Cost $16,540,023)	16,540,023	16,540,023

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $545,185,829) †	104.3	692,798,557
Other Assets and Liabilities, Net	(4.3)	(28,620,533)

Net Assets	100.0	664,178,024

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $548,295,895.  At January 31, 2015, net unrealized appreciation for all securities based on tax cost was $144,502,662.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $168,841,977 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,339,315.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2015 amounted to $31,691,298, which is 4.8% of net assets.

(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP **	October 1997 to April 2008	4,116,717	1,114,150	0.17
Adams Capital Management LP **	August 2000 to November 2000	1,863,749	35,836	0.01
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,106,496	356,500	0.05
Asset Management Association 1998 LP **	December 1998 to November 2001	2,494,403	1,680	0.00
GeoCapital IV LP **	April 1996 to March 2000	1,660,603	491,259	0.07
Total Restricted Securities		14,241,968	1,999,425	0.30

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$15,191,107	$—	$—	$15,191,107
Financials	10,689,513	—	—	10,689,513
Health Care	53,138,436	—	—	53,138,436
Industrials	8,370,279	—	—	8,370,279
Information Technology	531,170,435	—	—	531,170,435
Materials	7,490,119	—	—	7,490,119
Telecommunication Services	8,616,428	—	—	8,616,428
Other Investments	—	—	1,999,425	1,999,425
Exchange-Traded Fund	6,804,506	—	—	6,804,506
Short-Term Investments (e)	49,328,309	—	—	49,328,309

Total	$690,799,132	$—	$1,999,425	$692,798,557

There have been no transfers between fair value measurement levels during the period ended January 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b    There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 25, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2015